Initial Public Offering (Details) - USD ($)	1 Months Ended		6 Months Ended	8 Months Ended
	Jul. 24, 2020	Jul. 17, 2020	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of share per unit (in Dollars per share)			$ 9.97	$ 10.16
Gross proceeds				$ 345,000,000
Total offering costs			$ 19,500,000	19,500,000
Deferred underwriting fees			$ 12,100,000	$ 12,100,000
Initial public offering, description			Each Unit consists of one Class A ordinary share, par value $0.0001 and one-half of one redeemable warrant.	Each Unit consists of one Class A ordinary share, par value $0.0001 and one-half of one redeemable Warrant.
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of initial public offering units (in Shares)		30,000,000
Sale of share per unit (in Dollars per share)		$ 10	$ 10	$ 10
Gross proceeds		$ 300,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Gross proceeds	$ 4,500,000
Additional gross proceeds	$ 45,000,000
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Sale of share per unit (in Dollars per share)		$ 11.5	0.0001	11.5
Sale of share per unit (in Dollars per share)			$ 11.5
Price per share (in Dollars per share)				$ 11.5